Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of:

	December 31,
	2019	2020
Technology infrastructure	$9,857,786	$10,498,968
Computer equipment	1,778,945	1,890,829
Furniture, fixtures and equipment	4,206,010	4,399,461
Motor vehicle	1,017,117	1,087,466
Leasehold improvements	3,577,145	3,806,039
	20,437,003	21,682,764
Less: accumulated depreciation	(16,165,270)	(18,337,012)
	$4,271,733	$3,345,751